SUPPLEMENT TO THE

PROSPECTUSES

OF

EVERGREEN BLEND EQUITY FUNDS

EVERGREEN DOMESTIC GROWTH EQUITY FUNDS

EVERGREEN DOMESTIC VALUE EQUITY FUNDS

EVERGREEN SECTOR FUNDS

EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

EVERGREEN BALANCED FUNDS

EVERGREEN EQUITY INDEX FUNDS

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

EVERGREEN VARIABLE ANNUITY FUNDS

(each, a “Fund,” together, the “Funds”)

Effective immediately, under the section of the Funds’ prospectuses entitled “Pricing,” the sub-section entitled “Securities quoted in foreign currencies” is deleted and the following is added to the first paragraph under the section entitled “Calculating a Fund’s Share Price”:

A Fund that holds securities quoted in foreign currencies will convert such prices into U.S. dollars using exchange rates determined at 4:00 p.m. ET (or, if earlier, near the time the Fund calculates its NAV) each day the Fund's NAV is calculated.

March 13, 2009                                                                                                                                                                                       584089 (3/09)